Condensed Balance Sheets (Q3) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 335,058	$ 0
Prepaid expenses - current	219,325
Deferred offering costs associated with initial private offering		166,792
Total current assets	554,383	166,792
Prepaid expenses - non-current portion	117,217
Investment held in Trust Account	345,030,985
Total Assets	345,702,585	166,792
Current liabilities:
Accounts payable and accrued expenses	66,739	177,743
Due to related party	65,000
Total current liabilities	131,739	177,743
Warrant liabilities	14,180,333
Deferred legal fees	683,919
Forward purchase agreement liabilities	8,991,000
Deferred underwriters' discount	12,075,000
Total liabilities	36,061,991	177,743
Commitments
Class A ordinary shares subject to possible redemption, 34,500,000 and no shares at redemption value at September 30, 2021 and December 31, 2020, respectively	345,000,000
Shareholders' deficit:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding		0
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authorized; no shares issued and outstanding (excluding 34,500,000 and no shares subject to redemption) at September 30, 2021 and December 31, 2020, respectively		0
Class B ordinary shares, $0.0001 par value; 50,000,000 shares authorized; 8,625,000 and no shares issued and outstanding at September 30, 2021 and December 31, 2020, respectively	863	0
Additional paid-in capital		0
Accumulated deficit	(35,360,269)	(10,951)
Total shareholder's deficit	(35,359,406)	(10,951)
TOTAL LIABILITIES AND SHAREHOLDER'S DEFICIT	$ 345,702,585	$ 166,792